JPMorgan Preferred and Income Securities Fund N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JPMORGAN TRUST IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025